April 1, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     IDS Market Advantage Series, Inc.
           IDS Blue Chip Advantage Fund
           IDS Small Company Index Fund
        File No. 33-30770/811-5897

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

IDS MARKET ADVANTAGE SERIES, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/NL/lal